Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grants of equity awards are generally determined and approved at our pre-scheduled Compensation Committee meetings, with the grant date of annual awards typically occurring at the beginning of the year. However, the Compensation Committee may otherwise approve the grant of equity awards in advance of its next scheduled meeting in connection with a new hire, promotion, or other circumstances where the Compensation Committee deems it appropriate to make such grants. Because the Compensation Committee's regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. The 2025 annual equity grants were approved at the regularly scheduled meeting of the Compensation Committee held January 23, 2025, for each of the Named Executive Officers.
We have not timed the release of material news for the purposes of affecting the value of stock options or the vesting of stock awards, and we have no plan to do so. Further, in September 2024, the Compensation Committee adopted the following equity awards grant timing policy intended to comply with SEC regulations:
•Equity grants will not be made within four (4) business days prior to a known material news announcement or one
(1) business day following a material news announcement; and
•For annual grants or off-cycle grants, equity grant size and/or vehicle mix will be re-assessed and refreshed if the 30-
day average stock price preceding the grant date is trending +/- 20% from the 30-day average stock price used to size the grants.
During 2025, no stock option grants were made to any of our Named Executive Officers during any period, beginning four business days before the filing or furnishing of a periodic report or current report and ending one business day after the filing or furnishing of any such report with the SEC.

Award Timing Method
Grants of equity awards are generally determined and approved at our pre-scheduled Compensation Committee meetings, with the grant date of annual awards typically occurring at the beginning of the year. However, the Compensation Committee may otherwise approve the grant of equity awards in advance of its next scheduled meeting in connection with a new hire, promotion, or other circumstances where the Compensation Committee deems it appropriate to make such grants. Because the Compensation Committee's regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. The 2025 annual equity grants were approved at the regularly scheduled meeting of the Compensation Committee held January 23, 2025, for each of the Named Executive Officers.
We have not timed the release of material news for the purposes of affecting the value of stock options or the vesting of stock awards, and we have no plan to do so. Further, in September 2024, the Compensation Committee adopted the following equity awards grant timing policy intended to comply with SEC regulations:
•Equity grants will not be made within four (4) business days prior to a known material news announcement or one
(1) business day following a material news announcement; and
•For annual grants or off-cycle grants, equity grant size and/or vehicle mix will be re-assessed and refreshed if the 30-
day average stock price preceding the grant date is trending +/- 20% from the 30-day average stock price used to size the grants.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Grants of equity awards are generally determined and approved at our pre-scheduled Compensation Committee meetings, with the grant date of annual awards typically occurring at the beginning of the year. However, the Compensation Committee may otherwise approve the grant of equity awards in advance of its next scheduled meeting in connection with a new hire, promotion, or other circumstances where the Compensation Committee deems it appropriate to make such grants. Because the Compensation Committee's regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. The 2025 annual equity grants were approved at the regularly scheduled meeting of the Compensation Committee held January 23, 2025, for each of the Named Executive Officers.
We have not timed the release of material news for the purposes of affecting the value of stock options or the vesting of stock awards, and we have no plan to do so. Further, in September 2024, the Compensation Committee adopted the following equity awards grant timing policy intended to comply with SEC regulations:
•Equity grants will not be made within four (4) business days prior to a known material news announcement or one
(1) business day following a material news announcement; and
•For annual grants or off-cycle grants, equity grant size and/or vehicle mix will be re-assessed and refreshed if the 30-
day average stock price preceding the grant date is trending +/- 20% from the 30-day average stock price used to size the grants.

MNPI Disclosure Timed for Compensation Value	false